FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02781

Templeton Funds

(Exact name of registrant as specified in charter)

500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _05/31/10_

Item 1. Schedule of Investments.

Templeton Foreign Fund
Statement of Investments, May 31, 2010 (unaudited)

	Industry	Shares/Units	Value

Common Stocks and Other Equity Interests 97.5%
Australia 0.7%
Brambles Ltd.	Commercial Services & Supplies	6,844,091	$38,456,382

Austria 1.1%
[a]Telekom Austria AG	Diversified Telecommunication Services	4,524,726	57,845,796

Bermuda 0.7%
Partnerre Ltd.	Insurance	490,020	35,746,959

Brazil 0.4%
Embraer-Empresa Brasileira de Aeronautica SA, ADR	Aerospace & Defense	866,280	18,867,578

Canada 2.0%
Biovail Corp.	Pharmaceuticals	3,538,360	53,006,725
Talisman Energy Inc.	Oil, Gas & Consumable Fuels	2,957,410	51,021,594

			104,028,319

China 2.3%
China Mobile Ltd.	Wireless Telecommunication Services	2,761,500	26,155,942
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	149,666,582	68,620,890
[a]Shanghai Electric Group Co. Ltd.	Electrical Equipment	56,113,091	25,799,454

			120,576,286

France 10.2%
AXA SA	Insurance	4,680,032	77,481,228
Cap Gemini	IT Services	947,984	42,651,131
France Telecom SA	Diversified Telecommunication Services	6,048,521	115,357,241
GDF Suez	Multi-Utilities	1,090,120	33,882,201
Sanofi-Aventis	Pharmaceuticals	1,904,445	115,877,389
Total SA, B	Oil, Gas & Consumable Fuels	1,858,110	86,262,531
Vivendi SA	Media	2,836,049	61,539,386

			533,051,107

Germany 9.0%
Bayerische Motoren Werke AG	Automobiles	1,015,029	47,416,099
Celesio AG	Health Care Providers & Services	884,674	22,222,689
Deutsche Post AG	Air Freight & Logistics	2,178,130	32,509,371
E.ON AG	Electric Utilities	1,988,280	60,635,985
Merck KGaA	Pharmaceuticals	847,240	61,298,204
Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	461,622	58,873,489
[a]SAP AG	Software	1,974,361	85,537,501
Siemens AG	Industrial Conglomerates	1,084,822	98,749,926

			467,243,264

Hong Kong 2.5%
Cheung Kong (Holdings) Ltd.	Real Estate Management & Development	3,540,979	40,360,357
Hutchison Whampoa Ltd.	Industrial Conglomerates	9,334,257	58,081,366
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	9,678,324	29,769,324

			128,211,047

India 0.6%
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	1,493,186	33,655,862

Italy 1.1%
[a]Autogrill SpA	Hotels, Restaurants & Leisure	5,279,146	59,338,450

Japan 6.4%
Mitsubishi UFJ Financial Group Inc.	Commercial Banks	3,784,500	18,303,060
Nintendo Co. Ltd.	Software	358,115	105,567,047
Quarterly Statement of Investments       See Notes to Statements of Investments.

Templeton Foreign Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Industry	Shares/Units	Value

[a]NKSJ Holdings Inc.	Insurance	5,724,000	$35,592,564
Takeda Pharmaceutical Co., Ltd.	Pharmaceuticals	810,994	33,752,506
Toyota Motor Corp.	Automobiles	1,978,500	71,168,284
USS Co. Ltd.	Specialty Retail	1,060,130	70,570,698

			334,954,159

Netherlands 6.5%
[a]ING Groep NV	Diversified Financial Services	24,462,678	195,199,162
[a]Randstad Holding NV	Professional Services	871,130	36,872,737
Reed Elsevier NV	Media	3,333,967	34,877,582
[b]Reed Elsevier NV, 144A	Media	1,844,192	19,292,620
SBM Offshore NV	Energy Equipment & Services	3,474,239	55,167,292

			341,409,393

Norway 4.1%
Statoil ASA	Oil, Gas & Consumable Fuels	5,351,600	105,864,920
Telenor ASA	Diversified Telecommunication Services	8,714,326	107,016,856

			212,881,776

Russia 1.1%
Gazprom, ADR	Oil, Gas & Consumable Fuels	2,676,160	54,995,088

Singapore 4.5%
DBS Group Holdings Ltd.	Commercial Banks	5,812,000	58,107,548
[a]Flextronics International Ltd.	Electronic Equipment, Instruments & Components	7,828,500	51,354,960
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	49,344,484	102,191,676
United Overseas Bank Ltd.	Commercial Banks	1,870,000	24,171,249

			235,825,433

South Korea 4.1%
KB Financial Group Inc.	Commercial Banks	2,037,997	83,579,705
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	200,164	129,210,576

			212,790,281

Spain 2.8%
Iberdrola SA	Electric Utilities	7,507,510	49,809,224
Telefonica SA	Diversified Telecommunication Services	4,899,300	93,831,169

			143,640,393

Sweden 1.7%
Niscayah Group AB	Commercial Services & Supplies	9,954,636	16,053,090
Telefonaktiebolaget LM Ericsson, B	Communications Equipment	7,268,579	74,701,235

			90,754,325

Switzerland 7.0%
Adecco SA	Professional Services	1,307,138	63,411,013
Lonza Group AG	Life Sciences Tools & Services	303,380	19,955,756
Nestle SA	Food Products	1,667,370	75,618,996
Novartis AG	Pharmaceuticals	1,163,654	52,875,052
Roche Holding AG	Pharmaceuticals	385,340	52,928,387
Swiss Reinsurance Co.	Insurance	1,780,773	72,793,759
[a]UBS AG	Capital Markets	1,992,995	26,788,309

			364,371,272

Taiwan 4.1%
Chunghwa Telecom Co. Ltd., ADR	Diversified Telecommunication Services	19,812	377,617
Compal Electronics Inc.	Computers & Peripherals	45,622,642	56,760,898
Lite-On Technology Corp.	Computers & Peripherals	34,145,060	38,798,779

Templeton Foreign Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

	Industry	Shares/Units	Value

Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	62,564,271	$117,735,827

			213,673,121

Turkey 0.7%
Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	6,908,038	37,302,791

United Kingdom 19.8%
Aviva PLC	Insurance	15,050,194	70,059,467
BAE Systems PLC	Aerospace & Defense	10,078,160	47,280,784
BP PLC	Oil, Gas & Consumable Fuels	10,481,500	75,436,226
British Sky Broadcasting Group PLC	Media	8,910,174	74,700,680
G4S PLC	Commercial Services & Supplies	7,663,199	29,275,831
GlaxoSmithKline PLC	Pharmaceuticals	5,167,114	86,977,736
Hays PLC	Professional Services	46,564,578	68,461,417
HSBC Holdings PLC	Commercial Banks	2,134,793	19,520,865
Kingfisher PLC	Specialty Retail	29,165,574	94,965,023
Marks & Spencer Group PLC	Multiline Retail	5,368,255	27,612,597
Pearson PLC	Media	3,039,406	42,034,733
[a,c]Premier Foods PLC	Food Products	126,366,337	41,844,028
[a,b,c]Premier Foods PLC, 144A	Food Products	20,301,705	6,722,559
Rexam PLC	Containers & Packaging	6,718,920	30,700,448
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	768,672	20,041,766
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	2,170,980	55,297,439
The Sage Group PLC	Software	9,932,150	34,318,537
[a]SIG PLC	Trading Companies & Distributors	12,345,500	21,310,736
Vodafone Group PLC	Wireless Telecommunication Services	91,120,032	183,130,619

			1,029,691,491

United States 4.1%
ACE Ltd.	Insurance	942,720	46,344,115
Baker Hughes Inc.	Energy Equipment & Services	820,280	31,285,479
KKR & Co. Guernsey LP (Units)	Capital Markets	13,487,926	137,576,846

			215,206,440

Total Common Stocks and Other Equity Interests (Cost $5,819,663,824)			5,084,517,013

Preferred Stocks (Cost $10,061,014) 0.9%
Brazil 0.9%
Vale SA, ADR, pfd., A	Metals & Mining	1,993,314	45,945,888

Non-Registered Mutual Funds (Cost $27,785,500) 0.5%
Cayman Islands 0.5%
[a,d,e,f]Templeton China Opportunities Fund Ltd., Reg D	Diversified Financial Services	2,780,842	27,919,652

Total Investments before Short Term Investments (Cost $5,857,510,338)			5,158,382,553

		Principal
		Amount
Short Term Investments 0.6%
Time Deposits (Cost $11,780,000) 0.2%
United States 0.2%
Credit Lyonnais, 0.20%, 6/01/10		$11,780,000	11,780,000

U.S. Government and Agency Securities (Cost $17,998,425) 0.4%
[g]FHLB, 6/21/10		18,000,000	17,999,208

Total Investments (Cost $5,887,288,763) 99.5%			5,188,161,761
Other Assets, less Liabilities 0.5%			24,197,570

Net Assets 100.0%			$5,212,359,331

Templeton Foreign Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

[a]	Non-income producing.

[b]	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At May 31, 2010, the aggregate value of these securities was $26,015,179 representing 0.50% of net assets.

[c]	See Note 5 regarding holdings of 5% voting securities.

[d]	See Note 4 regarding restricted securities.

[e]	See Note 6 regarding other considerations.

[f]	The Templeton China Opportunities Fund, Ltd. Is managed by an affiliate of the Fund’s investment manager.

[g]	The security is traded on a discount basis with no stated coupon rate.

Templeton Foreign Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)
Selected Portfolio

ADR	American Depository Receipt

FHLB	Federal Home Loan Bank

Templeton World Fund
Statement of Investments, May 31, 2010 (unaudited)

		Industry	Shares/Units	Value

	Common Stocks and Other Equity Interests 95.9%
	Australia 0.0%[a]
	Brambles Ltd.	Commercial Services & Supplies	48,841	$274,434

	Austria 0.0%[a]
[b]	Telekom Austria AG	Diversified Telecommunication Services	63,480	811,552

	Bermuda 0.5%
	Partnerre Ltd.	Insurance	397,320	28,984,494

	Canada 0.6%
	Talisman Energy Inc.	Oil, Gas & Consumable Fuels	2,095,450	36,150,956

	France 5.1%
	Alstom SA	Electrical Equipment	4,300	207,034
	AXA SA	Insurance	1,886,490	31,232,171
	France Telecom SA	Diversified Telecommunication Services	3,655,120	69,710,357
	Sanofi-Aventis	Pharmaceuticals	1,813,550	110,346,814
	Total SA, B	Oil, Gas & Consumable Fuels	981,400	45,561,376
	Vivendi SA	Media	1,326,100	28,775,025

				285,832,777

	Germany 6.1%
	Bayerische Motoren Werke AG	Automobiles	1,184,710	55,342,583
	Deutsche Post AG	Air Freight & Logistics	1,638,630	24,457,140
	E.ON AG	Electric Utilities	16,480	502,586
	MAN SE	Machinery	421,990	36,190,860
	Merck KGaA	Pharmaceuticals	568,590	41,137,748
	Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	5,550	707,826
[b]	SAP AG	Software	1,276,980	55,324,066
	Siemens AG	Industrial Conglomerates	1,423,630	129,591,175

				343,253,984

	Hong Kong 3.7%
	Cheung Kong (Holdings) Ltd.	Real Estate Management & Development	6,019,751	68,613,595
	Hutchison Whampoa Ltd.	Industrial Conglomerates	13,611,060	84,693,293
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	16,598,920	51,056,218

				204,363,106

	India 1.8%
	ICICI Bank Ltd., ADR	Commercial Banks	1,044,428	38,424,506
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	2,753,260	62,057,465

				100,481,971

	Ireland 0.9%
	CRH PLC	Construction Materials	1,071,480	23,731,246
[b]	Elan Corp. PLC, ADR	Pharmaceuticals	4,162,350	23,891,889

				47,623,135

	Italy 0.7%
	Eni SpA	Oil, Gas & Consumable Fuels	11,748	219,721
	Intesa Sanpaolo SpA	Commercial Banks	6,782,190	18,129,829
	UniCredit SpA	Commercial Banks	10,734,660	22,982,724

				41,332,274

	Japan 2.5%
	Itochu Corp.	Trading Companies & Distributors	41,000	339,475
	Nintendo Co. Ltd.	Software	103,800	30,598,717
[b]	NKSJ Holdings Inc.	Insurance	21,000	130,581
	Olympus Corp.	Health Care Equipment & Supplies	1,426,000	37,157,164
Quarterly Statement of Investments     See Notes to Statements of Investments.

Templeton World Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Industry	Shares/Units	Value

	Toyota Motor Corp.	Automobiles	1,971,125	$70,902,999

				139,128,936

	Netherlands 1.2%
[b]	ING Groep NV	Diversified Financial Services	8,639,968	68,942,350
[b]	Randstad Holding NV	Professional Services	10,740	454,597

				69,396,947

	Norway 1.0%
	Telenor ASA	Diversified Telecommunication Services	4,475,770	54,964,989

	Russia 0.9%
	Gazprom, ADR	Oil, Gas & Consumable Fuels	2,336,430	48,013,637

	Singapore 4.2%
	DBS Group Holdings Ltd.	Commercial Banks	5,832,000	58,307,506
[b]	Flextronics International Ltd.	Electronic Equipment, Instruments & Components	4,383,967	28,758,824
	Parkway Holdings Ltd.	Health Care Providers & Services	22,029,333	58,365,225
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services	43,426,261	89,935,126

				235,366,681

	South Korea 3.2%
	KB Financial Group Inc.	Commercial Banks	1,119,576	45,914,607
	POSCO	Metals & Mining	53,670	21,072,884
	Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	171,649	110,803,472

				177,790,963

	Spain 1.3%
	Iberdrola SA	Electric Utilities	38,170	253,242
	Telefonica SA	Diversified Telecommunication Services	3,927,800	75,225,046

				75,478,288

	Switzerland 3.2%
	Adecco SA	Professional Services	827,754	40,155,454
	Novartis AG	Pharmaceuticals	1,385,640	62,961,831
	Roche Holding AG	Pharmaceuticals	543,502	74,652,733

				177,770,018

	Taiwan 3.7%
	Chunghwa Telecom Co. Ltd., ADR	Diversified Telecommunication Services	569,300	10,850,858
	Compal Electronics Inc.	Computers & Peripherals	59,471,443	73,990,729
[c]	Compal Electronics Inc., GDR, 144A	Computers & Peripherals	24,361	151,542
[d]	Compal Electronics Inc., GDR, Reg S	Computers & Peripherals	110,068	684,733
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	63,159,031	118,855,069
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Semiconductors & Semiconductor Equipment	52,618	513,026

				205,045,957

	Turkey 1.0%
	Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	9,848,862	53,182,979
	Turkcell Iletisim Hizmetleri AS, ADR	Wireless Telecommunication Services	46,820	631,133

				53,814,112

	United Kingdom 13.2%
	Aviva PLC	Insurance	13,690,386	63,729,487
	BAE Systems PLC	Aerospace & Defense	11,965,602	56,135,549
	BP PLC	Oil, Gas & Consumable Fuels	8,655,654	62,295,460
	British Sky Broadcasting Group PLC	Media	3,563,159	29,872,638
	GlaxoSmithKline PLC	Pharmaceuticals	5,138,017	86,487,948

Templeton World Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Industry	Shares/Units	Value

	Hays PLC	Professional Services	27,199,293	$39,989,671
	HSBC Holdings PLC	Commercial Banks	7,615,100	69,535,271
	Kingfisher PLC	Specialty Retail	21,121,000	68,771,362
	Pearson PLC	Media	3,377,592	46,711,817
	Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	626,995	16,347,788
	Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	2,427,995	61,843,917
	Tesco PLC	Food & Staples Retailing	5,093,050	30,481,730
	Vodafone Group PLC	Wireless Telecommunication Services	51,346,255	103,194,339

				735,396,977

	United States 41.1%
	Abbott Laboratories	Pharmaceuticals	860,100	40,906,356
	Accenture PLC, A	IT Services	3,921,440	147,132,429
	ACE Ltd.	Insurance	10,160	499,466
	American Express Co.	Consumer Finance	950,440	37,894,043
[b]	Amgen Inc.	Biotechnology	2,213,010	114,589,658
	Baker Hughes Inc.	Energy Equipment & Services	1,299,300	49,555,302
	Bank of America Corp.	Diversified Financial Services	2,592,720	40,809,413
	The Bank of New York Mellon Corp.	Capital Markets	17,260	469,472
	Burger King Holdings Inc.	Hotels, Restaurants & Leisure	9,970	189,530
	Chevron Corp.	Oil, Gas & Consumable Fuels	1,120,230	82,751,390
[b]	Cisco Systems Inc.	Communications Equipment	5,070,610	117,435,328
	Comcast Corp., A	Media	6,682,180	115,124,038
	Covidien PLC	Health Care Equipment & Supplies	1,108,060	46,970,663
	CVS Caremark Corp.	Food & Staples Retailing	2,012,010	69,675,906
[b]	Dell Inc.	Computers & Peripherals	3,086,010	41,136,513
	E. I. du Pont de Nemours and Co.	Chemicals	1,017,390	36,798,996
	FedEx Corp.	Air Freight & Logistics	647,749	54,080,564
	The Gap Inc.	Specialty Retail	1,352,301	29,480,162
	General Electric Co.	Industrial Conglomerates	4,779,750	78,148,912
[b]	Genta Inc.	Biotechnology	21	1
	Halliburton Co.	Energy Equipment & Services	1,052,710	26,138,789
	The Home Depot Inc.	Specialty Retail	2,213,020	74,932,857
	Invesco Ltd.	Capital Markets	1,864,302	34,601,445
	JPMorgan Chase & Co.	Diversified Financial Services	1,057,630	41,860,995
	KKR & Co. Guernsey LP (Units)	Capital Markets	6,333,380	64,600,476
	Merck & Co. Inc.	Pharmaceuticals	1,835,930	61,852,482
	Microsoft Corp.	Software	6,119,790	157,890,582
	News Corp., A	Media	7,777,800	102,666,960
	Oracle Corp.	Software	5,995,210	135,311,890
	Pfizer Inc.	Pharmaceuticals	5,158,350	78,561,670
	The Procter & Gamble Co.	Household Products	1,066,240	65,136,602
	Progressive Corp.	Insurance	2,171,870	42,546,933
	Quest Diagnostics Inc.	Health Care Providers & Services	790,800	41,714,700
	RenaissanceRe Holdings Ltd.	Insurance	5,760	311,386
[b]	Sprint Nextel Corp.	Wireless Telecommunication Services	5,805,830	29,783,908
	Target Corp.	Multiline Retail	10,135	552,661
	Time Warner Cable Inc.	Media	931,850	51,000,150
	Time Warner Inc.	Media	2,136,120	66,198,359
	Tyco International Ltd.	Industrial Conglomerates	14,400	521,136
	United Parcel Service Inc., B	Air Freight & Logistics	1,779,280	111,667,613
	The Walt Disney Co.	Media	17,050	569,811

				2,292,069,547

	Total Common Stocks and Other Equity Interests (Cost $5,811,742,958)			5,353,345,735

	Preferred Stocks 2.0%
	Brazil 2.0%
	Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	1,681,980	52,090,921
	Vale SA, ADR, pfd., A	Metals & Mining	2,546,830	58,704,431

	Total Preferred Stocks (Cost $54,755,448)			110,795,352

Templeton World Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

		Industry	Shares/Units	Value

	Non-Registered Mutual Funds (Cost $27,833,000) 0.5%
	Cayman Islands 0.5%
[b,e,f,g]	Templeton China Opportunities Fund Ltd., Reg D	Diversified Financial Services	2,785,599	$27,967,416

		Principal[h]
		Amount
	Foreign Government and Agency Securities 0.2%
	Canada 0.1%
	Government of Canada, 6.00%, 6/01/11	8,030,000 CAD	8,070,021

	Sweden 0.1%
	Government of Sweden, 5.50%, 10/08/12	48,680,000 SEK	6,852,339

	Total Foreign Government and Agency Securities (Cost $10,534,608)		14,922,360

	U.S. Government and Agency Securities (Cost $10,533,877) 0.2%
	FHLMC, 5.50%, 12/01/35	10,687,510	11,428,121

	Total Investments before Short Term Investments (Cost $5,915,399,891)		5,518,458,984

	Short Term Investments 0.9%
	Time Deposits (Cost $28,850,000) 0.5%
	United States 0.5%
	Credit Lyonnais, 0.20%, 6/01/10	28,850,000	28,850,000

	U.S. Government and Agency Securities (Cost $19,951,600) 0.4%
[i]	FHLB, 1/28/11	20,000,000	19,962,520

	Total Investments (Cost $5,964,201,491) 99.7%		5,567,271,504
	Other Assets, less Liabilities 0.3%		14,225,016

	Net Assets 100.0%		$5,581,496,520

[a]	Rounds to less than 0.1% of net assets.

[b]	Non-income producing.

[c]	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At May 31, 2010, the value of this security was $151,542, representing less than 0.01% of net assets.

[d]	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At May 31, 2010, the value of this security was $684,733, representing 0.01% of net assets.

[e]	See Note 4 regarding restricted securities.

[f]	See Note 6 regarding other considerations.

[g]	The China Opportunities Fund, Ltd. Is managed by an affiliate of the Fund’s investment manager.

[h]	The principal amount is stated in U.S. dollars unless otherwise indicated.

[i]	The security is traded on a discount basis with no stated coupon rate.

Templeton World Fund
Statement of Investments, May 31, 2010 (unaudited) (continued)

Currency

CAD	Canadian Dollar

SEK	Swedish Krona

Selected Portfolio

ADR	American Depository Receipt

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

GDR	Global Depository Receipt

Templeton Funds
Notes to Statements of Investments (unaudited)
1.	ORGANIZATION
Templeton Funds (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of two funds (Funds).
2. FINANCIAL INSTRUMENT VALUATION
The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.
Under procedures approved by the Funds’ Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities may be valued utilizing a market-based approached in which the fundamental characteristics or relationships to similar securities are used to determine the fair value of the security held.
Additionally, for certain equity securities, the Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In other instances, the pricing services utilize proprietary valuation models to develop an income-based valuation which may consider characteristics such as credit risk, yield spreads, benchmark quotes and other unique security features in order to estimate the relevant cash flows which are then used to calculate the fair value.
Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In other instances, the pricing services utilize proprietary valuation models to develop an income-based valuation which may consider characteristics such as option-adjusted spreads, credit risk and spreads, benchmark yield curves, coupon rates, maturity and other unique security features in order to estimate the relevant cash flows which are then used to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.
The Funds have procedures to determine the fair value of investments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach, which may use prices of recent transactions, various market multiples, book values, and other relevant information for the investment, related assets or liabilities or other comparable assets or liabilities to determine the fair value of the investment. In developing this fair value, the Funds may also give consideration to an income-based approach valuation, which considers anticipated future cash flows of the investment and converts those amounts into a net present value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had a ready market existed.
Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign security held by the Funds. As a result, variances may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these discrepancies, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
Time deposits are valued at cost, which approximates market value.
3. INCOME TAXES
At May 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Templeton Foreign	Templeton World
	Fund	Fund

Cost of investments	$5,887,440,119	$5,970,305,929

Unrealized appreciation	$541,640,770	$651,044,173
Unrealized depreciation	(1,240,919,128)	(1,054,078,598)

Net unrealized appreciation (depreciation)	$(699,278,358)	$(403,034,425)

4. RESTRICTED SECURITIES
At May 31, 2010, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

		Acquisition
Shares	Issuer	Dates	Cost	Value

Templeton Foreign Fund

2,780,842	Templeton China Opportunities Fund Ltd., Reg D

	Total Restricted Securities (0.54% of Net Assets)	1/27/10 - 3/17/10	$27,785,500	$27,919,652

Templeton World Fund

2,785,599	Templeton China Opportunities Fund Ltd., Reg D

	Total Restricted Securities (0.50% of Net Assets)	1/27/10 - 3/17/10	$27,833,000	$27,967,416

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
Investments in “affiliated companies” for the Templeton Foreign Fund for the nine months ended May 31, 2010, were as shown below.

	Number of			Number of			Realized
	Shares Held			Shares Held			Capital
	at Beginning	Gross	Gross	at End of	Value at End	Investment	Gain
Name of Issuer	of Period	Additions	Reductions	Period	of Period	Income	(Loss)

Non-Controlled Affiliates
Premier Foods PLC	126,366,337	—	—	126,366,337	$41,844,028	$—	$—
Premier Foods PLC, 144A	20,301,705	—	—	20,301,705	6,722,559	—	—

Total Affiliated Securities (0.93% of Net Assets)					$48,566,587	$—	$—

6. OTHER CONSIDERATIONS
Officers, directors or employees of the Trust’s Investment Manager, may serve from time to time as members of boards of directors of companies in which the Funds invest. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund’s policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.
7.	FAIR VALUE MEASUREMENT
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2010, in valuing the funds’ assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Templeton Foreign Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$5,130,462,901	$—	$—	$5,130,462,901
Non-Registered Mutual Funds	—	—	27,919,652	27,919,652
Short Term Investments	—	29,779,208	—	29,779,208

Total Investments in Securities	$5,130,462,901	$29,779,208	$27,919,652	$5,188,161,761

	Level 1	Level 2	Level 3	Total
Templeton World Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Taiwan	$204,894,415	$151,542	$—	$205,045,957
All Other Equity Investments[b]	5,259,095,130	—	—	5,259,095,130
Non-Registered Mutual Funds	—	—	27,967,416	27,967,416
Foreign Government and Agency Securities	—	14,922,360	—	14,922,360
U.S. Government and Agency Securities	—	11,428,121	—	11,428,121
Short Term Investments	—	48,812,520	—	48,812,520

Total Investments in Securities	$5,463,989,545	$75,314,543	$27,967,416	$5,567,271,504

[a]	Includes common and preferred stock as well as other equity investments.

[b]	For detailed industry descriptions, see the accompanying Statement of Investments.
At May 31, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

							Net Change in
							Unrealized
		Net	Net Change in		Transfer		Appreciation
	Balance at	Realized	Unrealized	Net	In (Out)		(Depreciation)
	Beginning	Gain	Appreciation	Purchases	of Level	Balance at	on Assets Held
	of Period	(Loss)	(Depreciation)	(Sales)	3	End of Period	at Period End

Templeton Foreign Fund
Assets
Investments in Securities:
Non-Registered
Mutual Funds	$—	$—	$134,152	$27,785,500	$—	$27,919,652	$134,152

Templeton World Fund
Assets
Investments in Securities:
Non-Registered
Mutual Funds	$—	$—	$134,416	$27,833,000	$—	$27,967,416	$134,416

8. NEW ACCOUNTING PRONOUNCEMENTS
In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (ASU) which enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Funds believe the adoption of this ASU will not have a material impact on their financial statements.
9. SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the statement of investments and determined that no events have occurred that require disclosure.
For information on the Funds’ policy regarding other significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Funds

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  July 27, 2010

By /s/Mark H. Otani

      Mark H. Otani

      Chief Financial Officer and

   Chief Accounting Officer

Date  July 27, 2010